Interest income and finance expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income [Abstract]
Interest received on cash deposits	R 998	R 910	R 948
Interest received on rehabilitation obligation funds	339	235	174
Interest on right of recovery asset	25	31	32
Other	7	27	48
Finance income	1,369	1,203	1,202
Finance expense
Borrowings (interest)	(1,192)	(1,046)	(801)
Borrowings (unwinding of amortised cost)	(359)	(216)	(302)
Lease liabilities	(43)	(31)	(29)
Environmental rehabilitation obligation	(758)	(611)	(615)
Occupational healthcare obligation	(70)	(85)	(77)
Deferred payment (related to the Rustenburg operation acquisition)	(85)	(266)	(158)
Deferred revenue	(327)	(326)	(309)
Deferred consideration (related to Pandora acquisition)	(3)	(18)	(54)
Marikana dividend obligation	236	165	87
Other	(226)	(76)	(64)
Total finance expense	R (3,299)	(2,840)	(2,496)
Wheaton Precious Metals International | Palladium
Finance expense
Discount rate used in current estimate of value in use	4.60%
Wheaton Precious Metals International | Gold
Finance expense
Discount rate used in current estimate of value in use	5.20%
Wheaton Precious Metals International | Streaming agreements (over time)
Finance expense
Borrowings (interest)	R (299)	R (326)	R (309)